Note 17 - Related Parties	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of related party [text block]
Note 17.	Related Parties

Set out in the table below are the related parties with which Opera had transactions in the periods included in these consolidated financial statements.

Related parties	Nature of related party relationship
Beijing OFY Co., Ltd.	Key management personnel.
Kunlun Tech Co., Ltd., and its subsidiaries ("Kunlun")	Key management personnel and effective from 2021, Kunlun is the ultimate parent of Opera as it holds more than 50% of the shares in Opera Limited.
Mobimagic Digital Tech. Ltd.	Key management personnel.
NanoCred Cayman Co., Ltd., and its subsidiaries ("Nanobank")	Key management personnel and an associate of Opera from August 2020 until March 2022.
nHorizon Innovation (Beijing) Software Ltd. and nHorizon Infinite (Beijing) Software Ltd. (collectively "nHorizon")	Joint venture of Opera.
OPay Ltd., and its subsidiaries ("OPay")	Key management personnel and an associate of Opera until mid-2021.
Powerbets Holdings Ltd.	Joint venture of Opera until year-end 2020.
Qifei International Development Co., Ltd.	Entity with significant influence over Opera.
Star Group Interactive Inc. ("Star X")	Subsidiary of Kunlun and associate of Opera until April 2022.
Wisdom Connection III Holding Inc.	Entity controlled by former director of Opera and member of key management personnel of Opera's parent.

At the time of the transactions disclosed in this note, Opera’s chairman and chief executive officer had control or significant influence over Beijing OFY, Kunlun, Mobimagic Digital Tech, Nanobank, OPay, and Star X.

Transactions with Related Parties

On April 21, 2022, Opera sold its 19.35% ownership interest in Star X to Kunlun for a fixed consideration of US$83.5 million in cash. An initial US$28.4 million installment was received in 2022, with the remaining consideration to be paid in two equal installments by December 31st of 2023 and 2024, with no contingencies. Kunlun will pay a simple annual interest of 3.5% on the deferred payments. The transaction price of US$83.5 million was determined to be the best estimate of the fair value of the preferred shares in Star X as of year-end 2021 and consequently the disposal in 2022 did not result in any incremental gain or loss at the time of the transaction. See Notes 12 and 13 for additional information.

On October 17, 2022, Opera completed the repurchase of 46,750,000 ordinary shares, equivalent to 23,375,000 ADSs, for US$128.6 million from its pre-IPO shareholder Qifei International Development Co. Ltd., which consequently is no longer a shareholder in Opera. This repurchase of ordinary shares was made separately from the share repurchase program for the Company’s ADSs, as disclosed in Note 3.

Sales to related parties included the provision of engineering services to Beijing OFY, which was recognized as revenue categorized as technology licensing and other revenue. Moreover, Opera generated advertising revenue from strategic cooperation agreements with nHorizon which entitled nHorizon to 30% of the revenue it generated for Opera. Furthermore, at the end of 2022, Opera sold certain software to Kunlun in exchange for Opera being entitled to 1% of net profits generated from the software, if any, limited to US$5.0 million. The software had a carrying amount of US$0 and the fair value of the receivable was estimated to be US$0.

Opera acquired services from Kunlun, including a lease of office property in Beijing, China, and engineering services. Certain costs that Opera incurs due to being a subsidiary of Kunlun are reimbursed by Kunlun to Opera. Similarly, Opera incurred certain costs related to personnel who were engaged by Star X, which were reimbursed by Star X to Opera.

In 2022, Kunlun granted equity awards involving equity instruments of Kunlun to employees of Opera as compensation for services these employees provide to Opera. Opera does not have any obligation to settle the share-based payment transaction. Opera accounts for the fair value of the grants as a personnel expense over the vesting period with a corresponding increase in equity, effectively an equity contribution from the ultimate parent of Opera. See Note 5 for additional details on Kunlun's share incentive plan.

Kunlun provides investment management services to Opera under an investment and management agreement, as disclosed in the section for capital management in Note 3. In exchange for the services provided, Opera is obligated to pay an investment management fee, which is subject to the discretion of Opera’s chairman and chief executive officer but limited to 8% of the net gain from the investment activity, less related expenses. In 2022, the investment management fee was US$0.3 million (2021: US$0).

The table below shows transactions with related parties. Transactions with Star X are presented separately due to Star X being an associate of Opera until April 2022 in addition to being a subsidiary of Kunlun.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Sales of goods and services:
Beijing OFY	543	1069	256
Kunlun	-	-	1,055
Mobimagic Digital Tech	496	-	-
Nanobank	693	-	-
nHorizon	133	456	543
OPay	13,819	-	-
Purchases of goods and services:
Kunlun	(2,367)	(2,207)	(5,737)
Mobimagic Digital Tech	(9,719)	-	-
Nanobank	(23,007)	-	-
nHorizon	-	-	(1,777)
Other transactions:
Qifei International Development Co. Ltd.
- Repurchase of shares	-	-	128,563
Kunlun
- Share-based payment expense (Note 5)	-	-	1,865
- Sale of shares in Star X (Note 13)	-	-	83,468
- Interest income on receivable from sale of Star X (Note 13)	-	-	1,285
Nanobank
- Contribution of subsidiaries and receivables (Note 12)	264,936	-	-

See Note 5 for details on compensation for key management personnel of Opera.

Balances with Related Parties

Outstanding balances with related parties include trade receivables and payables related to the transactions disclosed above. Outstanding balances also include a receivable due from Wisdom Connection III Holding Inc. from a sale of shares in OPay in 2019. The table below specifies outstanding balances as of year-end.

	As of December 31, 2021		As of December 31, 2022
[US$ thousands]	Receivables	Payables	Receivables	Payables
Beijing OFY	46	-	-	-
Kunlun (1)	781	(794)	57,700	(3,516)
nHorizon	734	(571)	32	(483)
OPay	589	(140)	589	(126)
Wisdom Connection III Holding	500	-	500	-
Total	2,650	(1,505)	58,821	(4,125)
(1)	Of the total amount of receivables due from Kunlun as of December 31, 2022, the receivable from the sale of Star X amounted to US$56.4 million.

As of December 31, 2022, Opera had recognized loss provisions for receivables due from related parties of US$101 thousand ( December 31, 2021: US$40 thousand).